Financial Instruments and Related Risk Management (Information) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Foreign Currency Derivatives [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value net FX currency derivative assets	$ 1	$ 14
Interest Rate Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount, cash flow hedges on our interest rate derivative contracts		$ 680
Current Range [Member] | Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	89.00%
30 days or less past due [Member] | Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	4.00%
31 - 90 days past due [Member] | Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	2.00%
Greater than 90 days past due [Member] | Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	5.00%